Remuneration of Auditors (Tables)	12 Months Ended
Jun. 30, 2020
Statement [LineItems]
Summary of Detailed Information About Auditors Remuneration
During the year the following fees were paid or payable for services provided by the auditor of the parent entity, its related practices and non-related
audit firms

	Consolidated
	June 30, 2020 A$	June 30, 2019 A$	June 30, 2018 A$
Audit fees
PricewaterhouseCoopers Australia
Audit or review of the financial report	282,580	274,078	258,570
Other audit and assurance services in relation to regulatory filings overseas	—	22,950	—

Total remuneration of PricewaterhouseCoopers Australia	282,580	297,028	258,570